11. Financial (Income) expenses (Tables)	12 Months Ended
Aug. 31, 2020
Other Income and Expenses [Abstract]
Schedule of financial income (expenses)
	For the year Ended August 31, 2020	For the year Ended August 31, 2019
Interest and bank charges	$8,133	$18,348
Other financial expense	60,000	–
Capital gain from selling of held for trading investments	(69,974)	(19,621)
Loss (Gain) from Held for trading Investments	–	(54,077)
Loss (Profit) from royalties valuation	4,363,000	(4,363,000)
Currency exchange differences loss (profit)	62,852	(18,226)
	$4,424,011	$(4,436,576)